CONVERTIBLE SENIOR NOTES (Details) (USD $)	9 Months Ended		12 Months Ended				1 Months Ended		9 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Cell Genesys	Jul. 31, 2012 Convertible senior notes holder	Feb. 29, 2012 Convertible senior notes holder	Sep. 30, 2012 Convertible senior notes	Sep. 30, 2011 Convertible senior notes	Oct. 14, 2009 Convertible senior notes Cell Genesys item	Dec. 31, 2010 2011 Notes	Oct. 14, 2009 2011 Notes Cell Genesys	Feb. 29, 2012 2013 Notes holder	Dec. 31, 2011 2013 Notes	Dec. 31, 2010 2013 Notes	Mar. 12, 2012 2013 Notes	Oct. 14, 2009 2013 Notes Cell Genesys
Convertible Senior Notes
Number of series of convertible notes assumed in merger											2
Principal balance of debt assumed											$ 22,016,000		$ 1,234,000					$ 20,782,000
Principal amount									8,277,850						20,782,000	22,016,000	11,800,000
Interest rate (as a percent)									3.125%		3.125%		3.125%				3.125%	3.125%
Number of shares issued in exchange for cancellation for debt							1,784,070	1,868,055	3,652,125					1,900,000
Number of holders of debt instrument to whom shares are issued by the entity							2	1						1
Principal amount of debt cancelled							3,504,150	9,000,000	12,504,150					9,000,000
Number of shares of common stock receivable upon conversion						931,093			370,871						500,000
Conversion price (in dollars per share)						$ 22.32			$ 22.32						$ 22.32
Percentage of principal amount at which the holder may require the entity to repurchase notes															100.00%
Percentage of principal amount at which the entity may redeem notes in whole or in part															100.00%
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed in order for the notes to be convertible															150.00%
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price for the notes to be redeemable															20 days
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days in order for the notes to be redeemable															30 days
Recorded fair value									7,593,216						17,336,760	18,547,333
Amount of difference between aggregate recorded fair value of the notes and their total stated principal amount									684,634						3,445,240	3,468,667
Fair value adjustment	(4,037,797)	(1,929,000)	(23,427)	(1,870,916)	33,163										(23,427)	(1,870,916)
Fair value adjustment attributable to the change in instrument specific credit risk									(41,000)	230,000						184,000
Assumptions to establish the value of the Notes
Average risk-free rate (as a percent)									0.14%			0.29%			0.19%	0.82%
Volatility of BioSante common stock (as a percent)									90.00%			61.00%			77.40%	78.70%
Discount rate for principal payments in cash (as a percent)									19.60%			17.00%			18.50%	17.00%
Maturities of required principal payments by year
2012															0
2013															20,782,000
Total															$ 20,782,000